Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	(b) Summary Compensation Table Total for Principal Executive Officer (PEO) ($) (1)	(c) Compensation Actually Paid to PEO ($) (2)(3)	(d) Average Summary Compensation Table Total for Non-PEO NEOs ($)(4)(5)	(e) Average Compensation Actually Paid to Non-PEO NEOs ($) (2)(3)(4)(5)	Value of Initial Fixed $100 Investment Based On:		(h) Net Income (Loss) ($ millions) (8)
					(f) Total Shareholder Return ($) (6)	(g) Peer Group Total Shareholder Return ($) (7)
2022	11,503,768	(324,269)	12,196,488	2,765,576	Class A 68.23	81.50	(101)
					Class C 70.11
2021	20,955,934	(9,747,493)	15,422,854	(10,187,600)	Class A 136.03	134.41	(528)
					Class C 138.99
2020	8,446,226	51,199,138	5,826,880	39,450,529	Class A 297.20	137.32	(162)
					Class C 282.54

Named Executive Officers, Footnote [Text Block]	Reflects compensation amounts reported in the Summary Compensation Table for our CEO, Richard N. Barton, for the respective years shown.
The following non-CEO named executive officers are included in the average figures shown:
2022: Allen W. Parker, Jeremy Wacksman, Susan Daimler, David A. Beitel
2021: Allen W. Parker, Lloyd D. Frink, Jeremy Wacksman, David A. Beitel
2020: Allen W. Parker, Lloyd D. Frink, Jeremy Wacksman, David A. Beitel, Dawn Lyon

Peer Group Issuers, Footnote [Text Block]	For the relevant fiscal year, represents the cumulative TSR of the RDG Internet Composite Index ("Peer Group TSR") for the measurement periods ending on December 31 of each of 2022, 2021 and 2020, respectively. The comparison assumes $100 was invested for the period starting December 31, 2019 through December 31 of the applicable fiscal year in each of the Company’s Class A common stock and Class C capital stock and the Peer Group TSR. The historical stock price performance of our Class A common stock and Class C capital stock shown is not necessarily indicative of future stock price performance.
PEO Total Compensation Amount	$ 11,503,768	$ 20,955,934	$ 8,446,226
PEO Actually Paid Compensation Amount	$ (324,269)	(9,747,493)	51,199,138
Adjustment To PEO Compensation, Footnote [Text Block]	"Compensation Actually Paid" to our PEO and other NEOs in each of 2022, 2021 and 2020 reflects the respective amounts set forth in column (b) of the table above, adjusted as determined in accordance with SEC rules. The dollar amounts reflected in column (b) of the table above do not reflect the actual amount of compensation earned by or paid to our CEO during the applicable year. For information regarding the decisions made by our compensation committee in regards to the compensation for the CEO and each other NEO for each fiscal year, please see the Compensation Discussion & Analysis section of the proxy statements reporting pay for the fiscal years covered in the above table. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the PEO's and Non-PEO NEOs' total compensation for each year to determine the compensation actually paid.

Year	Summary Compensation Table Total ($)	Less: Stock Awards and Option Awards from Summary Compensation Table ($)	Add: Year End Fair Value of Equity Awards Granted in the Year that are Unvested and Outstanding as of the End of the Year ($)	Add: Year over Year Change in Fair Value of Awards Granted in Prior Years that are Unvested and Outstanding as of the End of the Year ($)	Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($) (4)	Add: Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Compensation Actually Paid ($)
PEO
2022	11,503,768	10,778,438	4,733,279	(5,500,274)	2,515,450	(2,798,054)	(324,269)
2021	20,955,934	20,065,784	5,963,795	(16,703,442)	2,234,898	(2,132,894)	(9,747,493)
2020	8,446,226	7,798,200	28,531,467	15,539,629	3,201,083	3,278,933	51,199,138
Average Non-PEO NEOs
2022	12,196,488	11,536,103	4,253,259	(2,595,368)	2,815,962	(2,368,662)	2,765,576
2021	15,422,854	14,714,989	4,373,482	(14,647,449)	1,638,923	(2,260,421)	(10,187,600)
2020	5,826,880	5,162,423	17,339,223	16,715,713	1,961,993	2,769,143	39,450,529

Non-PEO NEO Average Total Compensation Amount	$ 12,196,488	15,422,854	5,826,880
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,765,576	(10,187,600)	39,450,529
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	"Compensation Actually Paid" to our PEO and other NEOs in each of 2022, 2021 and 2020 reflects the respective amounts set forth in column (b) of the table above, adjusted as determined in accordance with SEC rules. The dollar amounts reflected in column (b) of the table above do not reflect the actual amount of compensation earned by or paid to our CEO during the applicable year. For information regarding the decisions made by our compensation committee in regards to the compensation for the CEO and each other NEO for each fiscal year, please see the Compensation Discussion & Analysis section of the proxy statements reporting pay for the fiscal years covered in the above table. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the PEO's and Non-PEO NEOs' total compensation for each year to determine the compensation actually paid.

Year	Summary Compensation Table Total ($)	Less: Stock Awards and Option Awards from Summary Compensation Table ($)	Add: Year End Fair Value of Equity Awards Granted in the Year that are Unvested and Outstanding as of the End of the Year ($)	Add: Year over Year Change in Fair Value of Awards Granted in Prior Years that are Unvested and Outstanding as of the End of the Year ($)	Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($) (4)	Add: Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Compensation Actually Paid ($)
PEO
2022	11,503,768	10,778,438	4,733,279	(5,500,274)	2,515,450	(2,798,054)	(324,269)
2021	20,955,934	20,065,784	5,963,795	(16,703,442)	2,234,898	(2,132,894)	(9,747,493)
2020	8,446,226	7,798,200	28,531,467	15,539,629	3,201,083	3,278,933	51,199,138
Average Non-PEO NEOs
2022	12,196,488	11,536,103	4,253,259	(2,595,368)	2,815,962	(2,368,662)	2,765,576
2021	15,422,854	14,714,989	4,373,482	(14,647,449)	1,638,923	(2,260,421)	(10,187,600)
2020	5,826,880	5,162,423	17,339,223	16,715,713	1,961,993	2,769,143	39,450,529

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Total Shareholder Return Amount	$ 68.23	136.03	297.20
Peer Group Total Shareholder Return Amount	81.50	134.41	137.32
Net Income (Loss)	$ (101,000,000)	(528,000,000)	(162,000,000)
PEO Name	Richard N. Barton
Additional 402(v) Disclosure [Text Block]	Stock option grant date fair values are calculated based on the Black-Scholes-Merton option pricing model as of the date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., the expected term and volatility) as of the measurement date. Time-vested restricted stock unit grant date fair values are calculated using the stock price as of the grant date. Adjustments have been made using the stock price as of year end and as of each date of vest.The 2022 amounts in the table include the impact of a true-up of the value of already vested and outstanding stock options due to a reprice of the options effectuated by the Company on August 8, 2022. For the relevant fiscal year, represents the cumulative total shareholder return (TSR) of Zillow Group, Inc.'s Class A common stock and Class C capital stock for the measurement periods ending on December 31 of each of 2022, 2021 and 2020, respectively, as reported in the Company's Annual Report on Form 10-K for each respective period.Reflects "Net Income (Loss)" in the Company's Consolidated Statements of Operations included in the Company's Annual Reports on Form 10-K for each of the years ended December 31, 2022, 2021 and 2020.
Total Shareholder Return Amount, Two	$ 70.11	138.99	282.54
PEO [Member] | Stock Awards And Option Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(10,778,438)	(20,065,784)	(7,798,200)
PEO [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,733,279	5,963,795	28,531,467
PEO [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,500,274)	(16,703,442)	15,539,629
PEO [Member] | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,515,450	2,234,898	3,201,083
PEO [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,798,054)	(2,132,894)	3,278,933
Non-PEO NEO [Member] | Stock Awards And Option Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(11,536,103)	(14,714,989)	(5,162,423)
Non-PEO NEO [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,253,259	4,373,482	17,339,223
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,595,368)	(14,647,449)	16,715,713
Non-PEO NEO [Member] | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,815,962	1,638,923	1,961,993
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,368,662)	$ (2,260,421)	$ 2,769,143